Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation
1.      Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Aegean Marine Petroleum Network Inc. (hereinafter referred to as "Aegean") and its subsidiaries (Aegean and its subsidiaries are hereinafter collectively referred to as the "Company"). The Company is an independent physical supplier and marketer of refined marine fuel and lubricants to ships in port and at sea.

Aegean was formed on June 6, 2005, under the laws of the Republic of the Marshall Islands, for the purpose of acquiring all outstanding common shares of companies owned, directly and indirectly, by Leveret International Inc. ("Leveret"), which is controlled by Aegean's founder and Head of Corporate Development, Mr. Dimitris Melisanidis.

In December 2006, Aegean completed its initial public offering of 14,375,000 common shares on the New York Stock Exchange under the United States Securities Act of 1933, as amended.

Material Subsidiaries

(a)
Aegean Marine Petroleum S.A. ("AMP"), incorporated in the Republic of Liberia on January 4, 1995, is engaged in the commercial purchase and sale of marine petroleum products and is the principal operating entity of the Company.

(b)	Service Centers, which monitor and support the logistical aspects of each order in their respective geographical locations.

Company Name	Juridiction of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
Aegean Bunkering (Ghana) Limited (the "West Africa Service Center")	Ghana	05/18/2007
Aegean Bunkers at Sea NV (''ABAS'', the "NW Europe Service Center")	Belgium	12/16/1999
Portland Bunkers International Ltd. (the "UK Service Center")	United Kingdom	12/13/1999
ICS Petroleum Ltd (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) Ltd (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad and Tobago	02/20/2006
Aegean North West Europe NV ("ANWE", the "NW Europe Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center")	Las Palmas	04/30/2010
Aegean Bunkering (C Verde) LDA (the "Cape Verde Service Center")	Cape Verde	02/16/2011
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (Panama) SA (the "Panama Service Center")	Panama	04/28/2005
Aegean Oil Terminals (Panama) SA (the "Panama Service Center")	Panama	02/01/2011
Aegean Bunkering (Hong- Kong) Ltd (the "Hong Kong Service Center)	Hong Kong	06/15/2011

The following companies are also the owners of the vessels presented in the table:

Company Name	Service/Business center	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean Marine Petroleum LLC	UAE	Aegean Flower	2001	6,523	01/05/2004
Aegean Bunkers at Sea NV	NW Europe	Sara	1990	7,389	10/09/2007
ICS Petroleum Ltd	Vancouver	PT36	1980	3,730	07/01/2008
Aegean Barges NV	NW Europe	Colorado	2004	5,088	04/01/2010
Aegean North West Europe NV	NW Europe	Vigo	1971	1,319	04/01/2010
Aegean Barges NV	NW Europe	Elbe	1962	542	04/01/2010
Aegean Barges NV	NW Europe	Ellen	1971	1,439	04/01/2010
Aegean Barges NV	NW Europe	Blender	1963	736	04/01/2010
Aegean North West Europe NV	NW Europe	Willem SR*	2006	3,180	04/01/2010
Aegean North West Europe NV	NW Europe	Steidamm	1972	1,634	04/01/2010
Jadaco BV	NW Europe	Tapuit	1971	2,500	04/01/2010
Blatoma NV	NW Europe	Texas	2003	4,165	04/01/2010
Seatra BVBA	NW Europe	Montana	2011	4,319	05/26/2011
Aegean North West Europe NV	NW Europe	Florida*	2011	1,533	11/15/2011

*10% of ownership

(c)
Aegean Bunkering Services Inc. (the "Manager") was incorporated in the Marshall Islands on July 11, 2003 and provides all the vessel-owning companies listed below with a wide range of shipping services such as technical support and maintenance, insurance arrangement and handling, financial administration and accounting services.

(d)	Vessel-owning companies with operating vessels:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired
Clyde I Shipping Corp. ("Clyde")	05/10/2004	Aegean Tulip	1993	4,853	05/20/2004
Aegean X Maritime Inc. ("Aegean X")	08/31/2004	Aegean X	1982	6,400	08/31/2004
Mare Vision S.A. ("Mare")	11/01/2005	Aegean XI	1984	11,050	05/03/2006
Sea Breezer Marine S.A. ("Sea Breezer")	04/02/2004	Aegean Princess	1991	7,030	05/25/2007
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	4,626	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	4,664	11/20/2007
Pontos Navigation Inc. ("Pontos")	09/09/2002	Leader	1985	83,890	09/21/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	4,626	11/30/2007
Mykonos I Maritime Inc. ("Mykonos I")	01/28/2005	Mykonos	2008	4,626	06/25/2008
West Coast Fuel Transport ("WCF")	09/10/1990	PT25	1988	2,560	07/01/2008
Santorini I Maritime Inc. ("Santorini I")	01/28/2005	Santorini	2008	4,629	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	6,262	11/18/2008
Paros Shipping Pte. Ltd. ("Paros")	01/28/2005	Paros	2008	4,629	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	4,664	03/04/2008
Syros I Maritime Inc. ("Syros I")	01/28/2005	Syros	2008	4,596	04/21/2008
AMP Maritime S.A.("Aegean Champion")	12/15/2008	Aegean Champion	1991	23,400	04/30/2009
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	6,290	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	6,283	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	6,310	11/20/2009
Ithaki Marine S.A. ("Ithaki")	07/06/2009	Ithaki	2009	6,272	09/01/2009
Lefkas Marine S.A. ("Naxos")	12/18/2008	Naxos	2009	4,626	01/07/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	6,272	10/15/2009
PT22 Shipping Co. Ltd.("PT22")	01/22/2009	PT22	2001	2,315	05/29/2009
Lefkas Shipping Pte. Ltd. ("Lefkas")	09/26/2006	Lefkas	2010	6,321	03/16/2010
Andros Marine Inc. ("Andros")	02/21/2007	Andros	2010	4,605	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	6,303	01/20/2010
Victory Sea Shipping S.A ("Victory")	12/30/2009	Aeolos	1990	84,040	05/07/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	6,314	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	4,593	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	6,312	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	6,311	09/03/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	6,256	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	6,263	03/28/2011
Anafi Shipping Pte. Ltd. ("Anafi")	05/16/2011	Anafi	2011	4,584	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	6,256	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	4,595	08/11/2011
Symi Navigation S.A.	02/14/2008	Symi	2012	6,256	04/11/2012

(e)
Aegean Management Services M.C. was incorporated in Piraeus on February 20, 2008 and provides all the vessel-maritime companies listed below with a wide range of shipping services such as technical support for ISM purposes, insurance arrangement and handling and accounting services.

(f)	Vessel-maritime companies with operating vessels in Greece:

		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired

Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	2,747	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	2,747	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	4,935	01/21/2003
Aegean Daisy Maritime Company	12/02/2002	Aegean Daisy	1988	4,935	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	2,973	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	2,973	07/08/2008
Aegean Ship XII Maritime Company	06/23/2008	Aegean XII	1979	3,680	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	1,615	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	550	09/07/2009
Aegean Gas Maritime Company aegean	07/24/2001	Mediterranean	1982	19,894	02/28/2010
Aegean Ostria Maritime Company	11/21/2007	Amorgos	2007	4,627	12/21/2007
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	6,247	07/12/2010
Ios Shipping Ltd	11/14/2012	Ios	2010	4,620	09/08/2010

(g)	Other companies with material assets and/or liabilities:

Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Islands	Asset holder
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Site construction

As of December 31, 2012, Aegean's ownership interest in all the above subsidiaries amounted to 100%, except for Panama Service Center and Seatra, which amounted to 55.5% and 50.0%, respectively. Aegean has a controlling financial interest in Panama Service Center as it owns the majority of the outstanding voting shares. Aegean has a controlling financial interest in Seatra because it has the power to direct the activities of Seatra that most significantly affect Seatra's economic performance.

For the years ended December 31, 2010, 2011 and 2012, no customer individually accounted for more than 10% of the Company's total revenues.